PUT OPTION LIABILITIES	6 Months Ended
Jun. 30, 2026
PUT OPTION LIABILITIES
PUT OPTION LIABILITIES

19PUT OPTION LIABILITIES

In July 2019, WeRide Hong Kong Ltd. (“WeRide HK”) and Guangzhou Jingqi Technology Co., Ltd. entered into an agreement with two investors. Pursuant to the agreement, 1) WeRide HK, Guangzhou Jingqi and the investors together established a new company, Wenyuan Yuexing (Guangdong) Travel Technology Co., Ltd. (“Wenyuan Yuexing”) in which the Group has control; 2) the investors injected capital of RMB36.0 million and RMB28.8 million in exchange for 20% and 16% equity interest of Wenyuan Yuexing, respectively; and 3) the investors have the right to require the Group to repurchase all or a part of their equity interests in Wenyuan Yuexing and to require the Group to pay any shortfall if their investment return falls below 10% of the original injection amount, if Wenyuan Yuexing cannot complete an initial public offering before August 2025. Based on negotiation between the Group and one of the investors, the Group redeemed 15% and 5% equity interest from one of the investors in September 2021 and April 2026, respectively.

The movements of the put option liabilities during the period presented are set out as below:

	For the six months ended June 30,
	2025	2026
	RMB’000	RMB’000
As of January 1	41,099	43,300
Changes in carrying amount (Note 7)	325	—
Repayment for put option liabilities	—	(11,619)
As of June 30	41,424	31,681